Commitments and Contingencies - Additional Information (Detail) - USD ($) $ in Millions		12 Months Ended
	Jul. 07, 2014	Dec. 31, 2016	Dec. 31, 2015
Commitments And Contingencies [Line Items]
Operating Loss Carryforwards		$ 26.1	$ 123.8
Purchase commitments		58.3
Outstanding commitments owed to various franchisees		20.8
Internal Revenue Service (IRS) [Member]
Commitments And Contingencies [Line Items]
Notice of taxable adjustment from IRS	$ 158.0
Operating Loss Carryforwards	$ 89.0
Tax rate impose on REIT, federal and state tax authorities	100.00%
Internal Revenue Service (IRS) [Member] | Tax Year 2013 [Member]
Commitments And Contingencies [Line Items]
Proposed adjustment to transfer-pricing related assessment		$ 18.0